Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
TIMING OF EQUITY GRANTS
Equity grants may be awarded four times per year, on the second trading day following the filing of our Form 10-Q or 10-K for the prior period. Our practice is to grant annual equity awards following the filing of our Annual Report on Form 10-K. This timing ensures that grants are made at a time when the stock price reflects the most current public data regarding our performance and financial condition.

The Company does not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. In addition, we generally do not grant stock options (i) during trading blackout periods established under our insider trading policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

During fiscal year 2025, (i) none of our NEOs were awarded equity grants with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
TIMING OF EQUITY GRANTS
Equity grants may be awarded four times per year, on the second trading day following the filing of our Form 10-Q or 10-K for the prior period. Our practice is to grant annual equity awards following the filing of our Annual Report on Form 10-K. This timing ensures that grants are made at a time when the stock price reflects the most current public data regarding our performance and financial condition.

The Company does not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. In addition, we generally do not grant stock options (i) during trading blackout periods established under our insider trading policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

During fiscal year 2025, (i) none of our NEOs were awarded equity grants with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	true